Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

ARTISAN MID CAP VALUE FUND

SUPPLEMENT DATED NOVEMBER 18, 2016

TO THE FUND’S PROSPECTUS

CURRENT AS OF THE DATE HEREOF

Effective November 21, 2016, Artisan Mid Cap Value Fund will open to new investors. All references to the closure of Artisan Mid Cap Value Fund in Artisan Partners Funds’ prospectus are removed.

Please Retain This Supplement for Future Reference